Impairments and disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	€ 2,208	€ 35	€ (6)
Impairment and disposals impact on profit loss after tax	2,191	37	(6)
Capital gains and disposals [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	2,209	39	(3)
Impairment and disposals impact on profit loss after tax	2,192	41	(3)
Capital gains and disposals [Member] | IRB sale 5% [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	132
Impairment and disposals impact on profit loss after tax	116
Capital gains and disposals [Member] | Serveo sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	33
Impairment and disposals impact on profit loss after tax	32
Capital gains and disposals [Member] | Azores sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		39
Impairment and disposals impact on profit loss after tax		41
Capital gains and disposals [Member] | Algarve sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax			(3)
Impairment and disposals impact on profit loss after tax			(3)
Capital gains and disposals [Member] | 19,75% HAH Sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	2,023
Impairment and disposals impact on profit loss after tax	2,023
Capital gains and disposals [Member] | Vertiports sale [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	2
Impairment and disposals impact on profit loss after tax	2
Capital gains and disposals [Member] | Equity-accounted availability toll road assets [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	19
Impairment and disposals impact on profit loss after tax	19
Impairment gains losses axis [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax	(1)	(4)	(3)
Impairment and disposals impact on profit loss after tax	€ (1)	(4)	(3)
Impairment gains losses axis [Member] | Impairment of the ownership interest in maaS global [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax			(3)
Impairment and disposals impact on profit loss after tax			€ (3)
Impairment gains losses axis [Member] | Aravia [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		(2)
Impairment and disposals impact on profit loss after tax		(2)
Impairment gains losses axis [Member] | Sale of zity ownership interest [Member]
Impairment and disposals items [Line Items]
Impairment and disposals impact on profit loss before tax		(2)
Impairment and disposals impact on profit loss after tax		€ (2)